Schedule of reconciliation of liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	$ 1,193
Changes from financing activities:
Repayment of bank loan	(9)
Repayment of loan payable	(23)
Payment of lease obligations	(86)
Repayment of government loans	(47)
Total changes from financing activities	(165)
Foreign exchange
Other changes:
Financing costs	24
Interest paid	(22)
New leases (Note 6)	58	$ 353
Adjustment (Note 6)	(46)
Balance at March 31, 2025	1,042	1,193
Bank loan [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	32
Changes from financing activities:
Repayment of bank loan	(9)
Repayment of loan payable
Payment of lease obligations
Repayment of government loans
Total changes from financing activities	(9)
Foreign exchange	1
Other changes:
Financing costs	1
Interest paid	(1)
New leases (Note 6)
Adjustment (Note 6)
Balance at March 31, 2025	24	32
Loan payable [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	269
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable	(23)
Payment of lease obligations
Repayment of government loans
Total changes from financing activities	(23)
Foreign exchange
Other changes:
Financing costs	8
Interest paid	(8)
New leases (Note 6)
Adjustment (Note 6)
Balance at March 31, 2025	246	269
Project financing [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	167
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable
Payment of lease obligations
Repayment of government loans
Total changes from financing activities
Foreign exchange	1
Other changes:
Financing costs
Interest paid
New leases (Note 6)
Adjustment (Note 6)
Balance at March 31, 2025	168	167
Government loans [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	273
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable
Payment of lease obligations
Repayment of government loans	(47)
Total changes from financing activities	(47)
Foreign exchange	(2)
Other changes:
Financing costs	3
Interest paid	(1)
New leases (Note 6)
Adjustment (Note 6)
Balance at March 31, 2025	226	273
Lease obligations [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	452
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable
Payment of lease obligations	(86)
Repayment of government loans
Total changes from financing activities	(86)
Foreign exchange
Other changes:
Financing costs	12
Interest paid	(12)
New leases (Note 6)	58
Adjustment (Note 6)	(46)
Balance at March 31, 2025	$ 378	$ 452